COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

28.    COMMITMENTS AND CONTINGENCIES

(a)    Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to establish manufactory plants and acquire machineries to be used in the manufacturing of its products. The Group’s total future payments under these purchase agreements amounted to RMB20,153 million as of December 31, 2023.

Year ending December 31,	RMB
2024	7,339,798
2025	10,250,563
Thereafter	2,562,641
Total	20,153,002

(b)    Contingencies

Arbitration filed by Singapore customer

In November 2018, one of the Group’s customers in Singapore (the “Singapore Customer”) filed two Notices of Arbitration (“NoAs”) in two arbitrations with Arbitration No. ARB374/18/PPD (“ARB 374”) and Arbitration No. ARB375/18/PPD (“ARB 375”), respectively, against Jinko Solar Import & Export Co., Ltd. (“Jinko IE”) at Singapore International Arbitration Centre. These NoAs were subsequently amended by the Singapore Customer, and Jinko IE received the amended Notices of Arbitration from the Singapore Customer on December 20, 2018. The Singapore Customer claimed respectively in ARB 374 and ARB 375 that the photovoltaic solar modules supplied by Jinko IE to the Singapore Customer under the purchase agreement dated December 25, 2012 (“2012 Contract”) and January 28, 2013 (“2013 Contract”) were defective. The Singapore Customer sought, inter alia, orders that Jinko IE replace the modules and/or that Jinko IE compensate the Singapore Customer for any and all losses sustained by the Singapore Customer as a result of the supply of allegedly defective modules. In January 2019, Jinko IE issued its responses to the NoAs in ARB 374 and ARB 375, disputing the Singapore Customer’s reliance on the arbitration clauses in the 2012 Contract and the 2013 Contract, denying all claims raised by the Singapore Customer, and disputing that the Singapore Customer was entitled to the reliefs claimed in the arbitrations. Arbitration tribunals in both ARB 374 and ARB 375 were constituted on September 5, 2019, which directed on January 14, 2020 that (i) the Singapore Customer shall submit its statement of claim in both ARB 374 and ARB 375 and Jinko IE shall submit its statement of defense no later than five months after Singapore Customer’s submission of statement of claim; and (ii) the hearing of the arbitrations shall be bifurcated with the liability issue to be first determined by the tribunals, and then depending on the outcome of the liability issue, the issue of remedies/damages payable to be determined in the subsequent proceedings in such manner as may be directed by the tribunals. On August 7, 2020, the Singapore Customer submitted its statement of claim in both ARB 374 and ARB 375. In the statement of claim, the Singapore Customer maintained its claim that the photovoltaic solar modules supplied by Jinko IE to them under the 2012 Contract and the 2013 Contract were defective, and that Jinko IE should be liable in respect of all the modules supplied under the 2012 Contract and the 2013 Contract. On December 16, 2020, following Jinko IE’s request, the tribunals in both ARB 374 and ARB 375 directed that Jinko IE’s statement of defense should be submitted by February 11, 2021. On February 11, 2021, Jinko IE submitted its statement of defense and relevant evidence. In the statement of defense, Jinko IE (i) requested the tribunal to declare that it lacks jurisdiction over the dispute; and (ii) denied all the Singapore Customer claims and requested the same be dismissed by the tribunal. On February 22, 2021, upon mutual agreement by Jinko IE and the Singapore Customer, the tribunal directed that ARB 374 and ARB 375 should be consolidated. On August 24, 2021, the tribunal decided Jinko IE and the Singapore Customer’ respective Redfern Schedules. On October 5, 2021, Jinko IE and the Singapore Customer exchanged documents pursuant to the tribunal’s decision on the Redfern Schedules. On February 19, 2022, the Singapore Customer filed its Reply Memorial (accompanied by all evidence, including factual exhibits, written witness statements, expert reports and legal authorities relied upon). On July 17, 2022, Jinko IE submitted its Rejoinder Memorial with all evidence correspondingly in reply to Reply Memorial. From October 10 to 21, 2022, the hearing for liability issue was held in Singapore, during which the tribunal heard the parties’ oral opening statements, evidence from the parties’ factual and expert witnesses, and oral closing statements. According to the tribunal’s directions, the parties submitted Post-hearing Briefs on January 20, 2023 and the Reply Post-hearing Briefs on March 3, 2023. On August 17, 2023, the tribunal issued Partial Award on Jurisdiction and Liability (the “Partial Award”), as corrected on October 2, 2023. Pursuant to the Partial Award, 365,000 solar modules supplied by Jinko IE to Singapore Customer under 2012 and 2013 Contracts are not fit for the purpose for which the solar modules would ordinarily be used for. The Partial Award also mentioned that the remedies to be awarded (if any) as well as the amount Jinko IE to compensate would be determined in the final award. The final award is expected to be issued within one to two years.

In November 2023, Jinko IE initiated procedures with the local court to set aside the Partial Award (case number “OA 1165”). On February 21, 2024, Singapore Customer filed and served its submissions on remedies which quantified its claim at US$38,564,987 (RMB 273 million) plus the costs of disposal of the defective Modules and interest on damages at a rate of 5.33%. On April 25,2024, the court dismissed Jinko IE’s application to set aside the Partial Award. Jinko IE will file and serve its submissions on remedies by June 4, 2024 according to the current schedule of the case.

In view of the latest submission from Singapore Customer, management reassessed the potential exposures with the assistance from its external legal counsel, management consider that Jinko has a reasonable basis to challenge the quantum of Singapore Customer’s claims for damages in this consolidated arbitration. Based on the asssessment, management concluded that its best estimation with respect to the potential exposures of the arbitration would be RMB 180 million as at December 31, 2023. As a result, the Company recorded accruals with the amount of RMB 180 million as at December 31, 2023.

Arbitration filed by Hanwha

In March 2019, Hanwha Q CELLS (defined below) filed patent infringement lawsuits against the company and a number of the company’s subsidiaries.

(i)Patent infringement lawsuits in the United States:

On March 4, 2019, Hanwha Q CELLS USA Inc. and Hanwha Solutions Corporation (The plaintiff has been changed from Hanwha Q CELLS & Advanced Materials Corporation to Hanwha Solutions Corporation (registration no. 110111-0360935) during the course of the proceedings because of restructuring undertaken by its affiliate(s) in relation to ownership of the patent in suit) (collectively, “Plaintiffs A”) filed suit against JinkoSolar Holding Co., Ltd and several of its subsidiary entities, i.e. JinkoSolar (U.S.) Inc, Jinko Solar (U.S.) Industries Inc, Jinko Solar Co., Ltd, Zhejiang Jinko Solar Co., Ltd and Jinko Solar Technology Sdn.Bhd (collectively “Respondents”) at the U.S. International Trade Commission (“ITC”). In the complaint, it was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringed U.S. Patent No. 9,893,215 purportedly owned by Hanwha Q CELLS & Advanced Materials Corporation and Plaintiffs A requested a permanent limited exclusion order and a cease and desist order be issued against the Respondents’ allegedly infringing products. On March 5, 2019, Hanwha Q CELLS & Advanced Materials Corporation filed a suit against the Respondents before the U.S. District Court for the District of Delaware (“District Court”) alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringed U.S. Patent No. 9,893,215 allegedly owned by Hanwha Q CELLS & Advanced Materials Corporation and sought reliefs including compensation for alleged infringement activities, enhanced damages and reasonable attorney fees. On April 9, 2019, the ITC published the Notice of Institution on Federal Register. On April 15, 2019, the District Court granted our motion to stay the court litigation pending final resolution of the ITC. On May 3, 2019, the Respondents submitted their response to the complaint of Plaintiffs A to the ITC requesting ITC among other things to deny all relief requested by Plaintiffs A. On September 13, 2019, the Respondents filed motion for summary determination of non-infringement with ITC. On April 10, 2020, the administrative law judge issued the initial determination granting the Respondents’ motion for summary determination of non-infringement. On June 3, 2020, the ITC determined to affirm the initial determination issued by the administrative law judge granting respondents’ motions for summary determination of non-infringement and terminate the investigation (the “Final Determination”). On July 31, 2020, Plaintiffs A filed its petition to review with the United States Court of Appeals for the Federal Circuit against the ITC’s Final Determination. On August 27, 2020, the Respondents filed the motion to intervene of such appeal. Plaintiffs A filed its opening appeal brief in November 2020. The Respondents filed the principal brief in February 2021. On July 12, 2021, the United States Court of Appeals for the Federal Circuit affirmed the ITC’s findings that Respondents’ products do not infringe U.S. Patent No. 9,893,215. On June 27, 2022, the District Court entered a joint motion to dismiss the said court litigation.

(ii)Patent infringement lawsuits in Germany:

On March 4, 2019, Hanwha Q CELLS GmbH (“Plaintiff B”), filed a patent infringement claim against JinkoSolar GmbH before the Düsseldorf Regional Court in Germany alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by JinkoSolar GmbH infringed EP2 220 689 purportedly owned by Plaintiff B. On April 10, 2019, JinkoSolar GmbH filed the first brief with the court stating JinkoSolar GmbH would defend itself against the complaint. On September 9, 2019, JinkoSolar GmbH filed its statement of defense with the court (the “Statement of Defense”), requesting that the claim be dismissed and that Plaintiff B to bear the costs of the legal dispute. On March 3, 2020, Plaintiff B filed its reply to the Statement of Defense with the court. On April 20, 2020, JinkoSolar GmbH filed its rejoinder with the court commenting on Plaintiff B’s reply on March 3, 2020. On May 5, 2020, the oral hearing regarding the validity of the EP2 220 689, Plaintiff B’s entitlement to sue, and the infringement was held before the Düsseldorf Regional Court. On June 16, 2020, the Düsseldorf Regional Court sided with Plaintiff B and ordered that the third party cell technology contained in certain modules delivered by JinkoSolar GmbH infringes Plaintiff B’s patent (the “Judgment”). JinkoSolar GmbH filed its notice of appeal on July 14, 2020. On October 16, 2020, JinkoSolar GmbH submitted grounds of appeal to the Düsseldorf Higher Regional Court. On March 1, 2021, JinkoSolar GmbH submitted appeal joinder to the Düsseldorf Higher Regional Court. On September 28, 2020, Plaintiff B has submitted the request for penalty to Düsseldorf Regional Court, claiming that JinkoSolar GmbH violated the Judgment by continuing to promote infringing products and requesting imposition of penalty for such violation. Though not specified in Plaintiff B’s request, in general we do not expect the amount of such penalty to exceed €250,000. On November 30,2020, JinkoSolar GmbH submitted its response to Plaintiff B’s request for penalty. On April 6, 2021, JinkoSolar GmbH submitted its second response to Plaintiff B’s request for penalty. On August 23, 2021, Düsseldorf Regional Court dismissed Plaintiff B’s request for penalty. The oral proceedings at the Düsseldorf Higher Regional Court was held on March 30, 2023.

Following this hearing, the Düsseldorf Higher Regional Court decided on April 20, 2023 that evidence should be taken by firstly hearing a witness and subsequently obtaining a written technical opinion from a court appointed expert. On June 2, 2023, Jiangxi Jinko and Hanwha Solutions Corporation and its affiliates entered into a patent cross-license and settlement agreement (“Patent Cross-License and Settlement Agreement”), pursuant to which both parties agreed that: (a) grant mutual licenses to each other concerning a number of patents, including but not limited to the patents in dispute, and payment of license fees, and (b) terminate all worldwide pending patent infringement and invalidation proceedings between both parties (including each party’s affiliates). Consequently, JinkoSolar GmbH withdrew its appeal on June 22, 2023 and Düsseldorf Higher Regional Court terminated the proceedings by a decision dated June 26, 2023. During the year ended December 31, 2023, the Company recorded the corresponding accounting implication related to the Hanwha Licensed Patents at its consolidated financial statements.

(iii)Patent infringement lawsuits in Australia:

On March 12, 2019, Hanwha Solutions Corporation (registration no. 110111-0360935) (The plaintiff has been changed from Hanwha Q CELLS & Advanced Materials Corporation to Hanwha Solutions Corporation during the course of the proceedings because of restructuring undertaken by its affiliate(s) in relation to ownership of the patent in suit) and Hanwha Q CELLS Australia Pty Ltd (“Plaintiffs C”, together with Plaintiffs A and Plaintiff B, “Hanwha Q CELLS Plaintiffs”) filed suit at Federal Court of Australia (“FCA”) against Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko AUS”). It was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by Jinko AUS infringed Australian Patent No. 2008323025 purportedly owned by Plaintiffs C. The relief sought by Plaintiffs C includes a declaration of infringement, injunctions restraining future acts of commercial exploitation by way of importing, offering to supply and supplying the relevant products; ancillary relief by way of delivery up for destruction of allegedly infringing product and pecuniary remedies by way of damages (including additional damages) or, at Hanwha’s election, an account of profits; and declarations and injunctions based on the misleading or deceptive conduct claim. It is expected that issues relating to pecuniary relief and their quantum will be separated and deferred for determination after the liability hearing. The FCA served Jinko AUS as the Respondent and the first case management hearing was held on April 12, 2019. The FCA heard the application, and made orders for the conduct of the proceeding at the first case management hearing, following which Jinko AUS submitted its defense and cross-claim to Plaintiffs C’s statement of claim on July 22, 2019. Shortly before the second case management hearing which was held on October 2, 2019, Plaintiffs C requested an amendment to Australian Patent No. 2008323025 (“Amendment Application”) on the stated basis of overcoming prior art relevant to validity and it also appeared that one of the amendments sought by Plaintiffs C was with a view to improving its position in relation to Jinko AUS’s defense to infringement. Plaintiffs C’s Amendment Application was opposed by Jinko AUS and the other Australian respondents and FCA directed Plaintiffs C to give discovery and produce documents in respect to the Amendment Application. The third case management hearing was held on December 13, 2019, after which Jinko AUS submitted particulars of opposition to the Amendment Application and requested for further and better discovery in respect to the Amendment Application. As a result, Hanwha subsequently dropped the amendment in relation to Jinko AUS’s defense to infringement and opposition to the remaining Amendment Application continued for some time but was ultimately not pursued by Jinko AUS and the other Australian respondents. The FCA granted Plaintiffs C’s Amendment Application on August 28, 2020. Following the order directed by FCA at the case management hearing held on November 16, 2020, Plaintiffs C’s has filed its infringement statement at FCA on December 17, 2020 and refers to certain testing undertaken in South Korea in 2018 prior to the commencement of the proceeding, and Jinko AUS has filed a precise non-infringement statement identifying the reasons why certain photovoltaic solar cells and modules supplied by Jinko AUS do not infringe Australian Patent No. 2008323025 on March 9, 2021. Since then, the parties have taken the various procedural steps required by the court’s directions in relation to infringement and validity claims and defences. The final was held from September 23 to 30 and October 10 to 14, 2022. Pursuant to the Patent Cross - License and Settlement Agreement entered into between Jiangxi Jinko and Hanwha Solutions Corporation and its affiliates dated June 2, 2023, Jinko AUS and Hanwha Q CELLS Plaintiffs filed the Notice of Discontinuance dated June 23, 2023, which was acknowledged by the court on June 26, 2023.

The Company believes that Hanwha Q CELLS Plaintiffs’ claims in all the above-mentioned cases are lacking legal merit, and will vigorously defend against the claims made by them. The Group is considering all legal avenues including challenging the validity of U.S. Patent No. 9,893,215 (“the ‘215 Patent”), EP 2 220 689 and Australian Patent No. 2008323025 (collectively, the “Asserted Patents”), and demonstrating the Company’s non-infringement of the Asserted Patents. On June 3, 2019, the Company filed a petition for inter partes review (“IPR”) of the ‘215 Patent with the U.S. Patent and Trademark Appeal Board (“PTAB”). IPR is a trial proceeding conducted at the PTAB to review the patentability of one or more claims in a patent. On December 10, 2019, the PTAB instituted the IPR proceedings of the patentability of claims 12-14 of the ‘215 patent claims in view of prior art. On September 9, 2020, the Company attended the oral hearing of IPR of the ‘215 patent. On December 9, 2020, the PTAB issued the final decision on the Company’s petition for IPR, finding that all challenged claims 12-14 of the ‘215 patent are unpatentable. On February 8, 2021, the patent owner of ‘215 Patent, Hanwha Solutions Corporation, appealed to the United States Court of Appeals for the Federal Circuit against such final decision issued by the PTAB (“215 IPR Appeal”). On February 24, 2021, the Company has filed the certificate of interest to participate in 215 IPR Appeal. On May 28, 2021, Hanwha Solutions Corporation filed its opening appeal brief. On July 19, 2021, Hanwha Solutions Corporation filed a motion to remand the case to the United States Patent and Trademark Office. On October 4, 2021, the United States Court of Appeals for the Federal Circuit denied Hanwha Solutions Corporation’s motion to remand. On June 10, 2022, the United States Court of Appeals for the Federal Circuit affirmed the said final decision issued by PTAB that all challenged claims 12-14 of the ‘215 patent are unpatentable.

On June 24, 2019, Jinko filed with the European Patent Office a Notice of Intervention in the opposition proceeding regarding the validity of the EP 2 220 689. On March 25 and March 26, 2021, the opposition oral hearing regarding the validity of the EP2 220 689 was held before the European Patent Office. During the hearing, the European Patent Office held that the EP2 220 689 was maintained in amended form. An additional hearing was held on September 28 and 29, 2022, during which the opposition division finally decided to uphold the patent with the limited claims and an amended version of the patent description. Currently, the European Patent Office has not yet issued its decision including the grounds in writing. Following the Patent Cross - License and Settlement Agreement entered between Jiangxi Jinko and Hanwha Solutions Corporation and its affiliates dated June 2, 2023, JinkoSolar GmbH filed the request for withdrawal of the opposition on June 26, 2023 which the European Patent Office acknowledged on the same day.

Arbitration filed by Spanish customers

On May 7, 2021, one of the company’s Spanish customers (the “Spanish Customer”) submitted a Request for arbitration at International Chamber of Commerce (Case No. 26251/JPA) against Jiangxi Jinko in connection with dispute arising out of a PV Module Sales Contract entered into in August, 2020 (“Contract”). In the Request, the Spanish Customer’s claims are based on (1) Jiangxi Jinko’s alleged breaches of the Contract by being unable to deliver the goods at the initially agreed shipping dates and price; (2) the subsequent termination of the Contract by the Spanish Customer; (3) alleged replacement purchases the Spanish Customer has made to replace the goods originally ordered from Jiangxi Jinko; and (4) alleged further costs and other indirect damages purportedly incurred by the Spanish Customer as a consequence of Jiangxi Jinko ‘s alleged breaches and relating to the PV plant in Australia for which the goods had been intended. On July 21, 2021, Jiangxi Jinko submitted the Answer to the Request and Counterclaim, denying that the Spanish Customer is entitled to the relief it requests and raising a counterclaim for damages its loss of profit as well as wasted costs expended in reliance on the performance of the Contract. On January 28, 2022, the tribunal confirmed the Terms of Reference and Procedural Order No.1 signed by the Spanish Customer and Jiangxi Jinko, according to which, except any extension granted by the tribunal, (1) the Spanish Customer will submit Statement of Claim before April 6, 2022 and Jiangxi Jinko will submit Statement of Defense and Counterclaim before June 6, 2022, (2) the Spanish Customer will submit Statement of Reply and Defense to Counterclaim before September 6, 2022, Jiangxi Jinko will submit Statement of Rejoinder and Reply on Counterclaim before November 4, 2022 and the Spanish Customer will submit Rejoinder on Counterclaim before December 19,2022, (3) the hearing will be held during the week of April 17, 2023. On April 6, 2022, the Spanish Customer submitted Statement of Claim, which maintained the claims as the Request and additionally claimed the legal interest accrued on the amounts requested. On June 6, 2022, Jiangxi Jinko rejected the claims and brought the counterclaim for the wrongful termination in its submission of Statement of Defense and Counterclaim. On September 6, 2022, the Spanish Customer submitted Statement of Reply and Defense to Counterclaim to maintain its positions. On November 4, 2022, Jiangxi Jinko repeatedly denied the claims and claimed for the damgas in its submission of Statement of Rejoinder and Reply on Counterclaim. On December 19, 2022, the Spanish Customer submitted Rejoinder on Counterclaim. The hearing took place from April 18 to 19, 2023 in Madrid. In June 2023, the Spanish Customer and Jiangxi Jinko entered into a settlement agreement (the “Settlement Agreement”), pursuant to which, both parties further entered into a PV Module Sales Contract (the “Sales Contract”) regarding approximatly 325MW PV modules, and mutually agreed that Jiangxi Jinko shall provide a rebate in the form of a credit note in the amount of US$8.5 million (the “Rebate Amount”) to the Spanish Customer in relation to the goods to be purchased under the Sales Contract. The Rebate Amount shall be deducted proportionally from each payment of the purchase price of the Sales Contract. On September 13, 2023, the tribunal ordered the termination of the proceedings upon both parties’ mutual consent.

Arbitration filed by Indian customers

On June 17, 2022, one of the company’s Indian customers (the “Indian Customer”) submitted a Request for arbitration at International Chamber of Commerce (Case No. 27085/OSI) against Jiangxi Jinko in connection with dispute arising out of a project module supply agreement entered into in May 2017 (“Supply Agreement”). The Indian Customer further submitted Statement of Claim on December 9, 2022, in which the Indian Customer confirmed it does not pursue its claims requiring Jiangxi Jinko to repair or replace relevant modules under the warranty certificate and amended the amount of damages as follows: (i) delay Liquidated Damages in the amount of US$363.3 million; (ii) costs arising from or in connection with the construction / installation of 32MW of additional capacity for the purpose of making up alleged shortfall in the performance of the plant due to allegedly deficient and/or defective modules in the amount of US$14.1 million; and (iii) liquidated damages levied against the EPC Contractor by the owner of the plant in the amount of US$14.6 million, together totalling US$392.0 million. Jiangxi Jinko submited Statement of Defence and Counterclaim on March 10, 2023, strongly defending itself and claiming that the Indian Customer failed to pay the invoices amounting to US$5.3 million. On May 22, 2023, the Indian Customer submitted Reply and Defence to Counterclaim. On June 23, 2023, Jiangxi Jinko submitted Rejoinder to Reply to Defence to Statement of Claim and Reply to Defence to Counterclaim. On June 27, 2023, the Indian Customer submitted Rejoinder to Reply to Defence to Counterclaim. On September 8, 2023, Jiangxi Jinko submitted Surrejoinder to Rejoinder to Reply to Defence to Counterclaim. On October 6, 2023, the Indian Customer submitted Rebutter to Surrejoinder to Rejoinder to Reply to Defence to Counterclaim. On November 9, 2023, Jiangxi Jinko sent a sealed offer to the Indian Customer which was accepted by the Indian Customer and its related parties of the present arbitration on November 15, 2023. Accordingly, Jiangxi Jinko paid a total of US$30,540,793.40 by December 13, 2023, and the Sealed Offer was made in full and final settlement of (1) all of the Indian Customer’s claims and Jiangxi Jinko’s counterclaims as set out in the present arbitration, and (2) all claims that the Indian Customer (or any of its related parties of the present arbitration) has against Jiangxi Jinko (or any of its affiliates): (i) under or in connection with the Supply Agreement and the related warranty certificate; (ii) under or in connection with the module supply agreement relating to the 32MW additional modules; and (iii) in relation to the power project underlying the Supply Agreement. On December 15, the tribual issued an order for Discontinuance of the Arbitration upon both parties’ mutual consent. Pursuant to the Order declared by the tribunal, the Company fully settled the amount of US$30.5 million (equivalents to RMB 216 million) in the fourth quarter of 2023.

(c)    Guarantees

The Company provided the loan guarantee to JinkoPower. In the year of 2022, the Group and JinkoPower entered into an agreement to cancel the guarantee arrangement. (Note 26).